10Q SUPPLEMENTAL BALANCE SHEET INFORMATION - Narrative (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 26, 2023	Apr. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
First Lien Secured Term Loan Facility | Sale | Consumer Business
Lessee, Lease, Description [Line Items]
Seller financing term	7 years	7 years
Seller financing	$ 350.0	$ 350.0
Interest rate	9.00%	9.00%
Interest rate, paid in kind	5.50%
Second Lien Secured Term Loan Facility | Sale | Consumer Business
Lessee, Lease, Description [Line Items]
Seller financing term	25 years	25 years
Seller financing	$ 325.0	$ 325.0
Interest rate, paid in kind	13.00%	13.00%
Unsecured Promissory Note | Sale | Consumer Business
Lessee, Lease, Description [Line Items]
Seller financing	$ 32.0	$ 32.0
Interest rate	11.00%	11.00%
Notes Receivable
Lessee, Lease, Description [Line Items]
Interest income			$ 23.5	$ 21.5	$ 89.9	$ 58.3
Aggregate principal amount			825.3		810.2	753.5
Allowance for credit losses			15.2		15.2	15.2
Estimated fair value			$ 828.1		$ 809.3	$ 735.6
Cash and Cash Equivalents | Financial Institution Concentration Risk | Small Group of Financial Institutions
Lessee, Lease, Description [Line Items]
Percentage of total consolidated revenues from external customers			75.00%